Fees Summary	Apr. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 595,125,000.00
Previously Paid Amount	0.00
Total Fee Amount	91,113.64
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 91,113.64
Narrative - Max Aggregate Offering Price	$ 595,125,000.00
Final Prospectus	true